As filed with the Securities and Exchange Commission on July 15, 2005

File Nos. 333-57548 and 811-10319

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 7	[X]
AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 8	[X]

MUTUALS.com
(Exact Name of Registrant as Specified in Charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of Principal Executive Offices) (Zip Code)

(800) 688 - 8257
(Registrant’s Telephone Numbers, Including Area Code)

Joseph C. Neuberger
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.	Chad E. Fickett, Esq.
Godfrey & Kahn S.C.	U.S. Bancorp Fund Services, LLC
780 North Water Street	615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202	Milwaukee, Wisconsin 53202

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[   ]  immediately upon filing pursuant to paragraph (b).
[X]  on July 29, 2005 pursuant to paragraph (b).
[   ]  60 days after filing pursuant to paragraph (a)(1).
[   ]  on ___________ pursuant to paragraph (a)(1).
[   ]  75 days after filing pursuant to paragraph (a)(2).
[   ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[X]   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 6 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on May 20, 2005 and pursuant to Rule 485(a)(1) would have become effective on July 19, 2005.

This Post-Effective Amendment No. 7 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 29, 2005 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 7 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and the State of Wisconsin on this 15th day of July, 2005.

MUTUALS.com

By: Dan S. Ahrens*
Dan S. Ahrens
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on July 15, 2005 by the following persons in the capacities indicated.

Signature	Title

Dan S. Ahrens*	President and Treasurer
Dan S. Ahrens

/s/ Joseph C. Neuberger	Trustee and Chairperson
Joseph C. Neuberger

Dr. Michael D. Akers*	Independent Trustee
Dr. Michael D. Akers

Gary A. Drska*	Independent Trustee
Gary A. Drska

* By /s/ Joseph C. Neuberger
Joseph C. Neuberger, Trustee and
Chairperson
Attorney-in-fact pursuant to
Power of Attorney previously filed
and incorporated herein by reference.